Financial Assets and Liabilities - Summary of foreign currency-related hedging instruments and interest rate swaps (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Loans, financing and debentures		R$ (45,659,037)	R$ (42,249,460)	R$ (29,052,215)
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		7,290,550
Loans, financing and debentures		(5,639,560)	(8,814,492)
Accumulated fair value adjustment of Debt		449,390	(1,756,955)
Notional amount of derivatives		(5,050,975)
Hedging instrument, assets		942,098	3,922,909
Derivative hedging instruments accumulated fair value adjustment		832,788	1,767,147
Notional amount of hedging instruments		2,239,575
Net currency and interest rate instruments		(4,697,462)	(4,891,583)
Net accumulated fair value adjustment of currency and interest rate instruments		1,282,178	10,192
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior swaps notes due 2024 | Cosan Limited [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			463,502
Derivative hedging instruments accumulated fair value adjustment			(78,913)
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior swaps notes due 2024 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			2,118,028
Derivative hedging instruments accumulated fair value adjustment			1,021,045
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior swaps notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			1,341,379
Derivative hedging instruments accumulated fair value adjustment		(120,326)	825,015
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior swaps notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(2,791,600)
Hedging instrument, assets		266,526
Derivative hedging instruments accumulated fair value adjustment		277,542
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior swaps notes due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(2,259,375)
Hedging instrument, assets		675,572
Derivative hedging instruments accumulated fair value adjustment		675,572
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior notes due 2024 | Cosan Limited [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures			(1,232,844)
Accumulated fair value adjustment of Debt			(18,357)
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior notes due 2024 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures			(4,514,289)
Accumulated fair value adjustment of Debt			(959,017)
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior notes due 2025 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		1,740,550
Loans, financing and debentures			(3,067,359)
Accumulated fair value adjustment of Debt		355,409	(779,581)
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior notes due 2028 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		2,791,600
Loans, financing and debentures		(2,700,621)
Accumulated fair value adjustment of Debt		108,756
Fair value hedges [member] | Exchange rate hedge | Designated as Hedging Instruments [Member] | Senior Notes Due 2032 | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		2,758,400
Loans, financing and debentures		(2,938,939)
Accumulated fair value adjustment of Debt		(14,775)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		8,214,909
Loans, financing and debentures		(8,117,549)	(2,741,402)
Accumulated fair value adjustment of Debt		(1,905,909)	(497,952)
Notional amount of derivatives		(8,240,737)
Hedging instrument, assets		(195,799)	781,333
Derivative hedging instruments accumulated fair value adjustment		(518,636)	152,656
Notional amount of hedging instruments		(25,828)
Net currency and interest rate instruments		(8,313,348)	(1,960,069)
Net accumulated fair value adjustment of currency and interest rate instruments		(2,424,545)	(345,296)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 3rd issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets
Derivative hedging instruments accumulated fair value adjustment			862
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 5th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(684,501)
Hedging instrument, assets		(189,928)	211,741
Derivative hedging instruments accumulated fair value adjustment		(401,669)	10,731
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(500,000)
Hedging instrument, assets		5,776
Derivative hedging instruments accumulated fair value adjustment		5,776
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(500,000)
Hedging instrument, assets		12,939
Derivative hedging instruments accumulated fair value adjustment		12,939
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives	[1]	(1,000,000)
Hedging instrument, assets	[1]	51,220
Derivative hedging instruments accumulated fair value adjustment	[1]	51,220
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives		(5,556,236)
Hedging instrument, assets		(75,806)	176,693
Derivative hedging instruments accumulated fair value adjustment		(196,959)	183,595
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Senior swaps notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount of derivatives
Hedging instrument, assets			392,899
Derivative hedging instruments accumulated fair value adjustment		10,057	(42,532)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 3rd issue - 3rd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures
Accumulated fair value adjustment of Debt			575
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 5th issue - single series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		684,501
Loans, financing and debentures		(873,474)	(890,658)
Accumulated fair value adjustment of Debt		17,184	(22,040)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 9th issue - 1st series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		500,000
Loans, financing and debentures		(484,974)
Accumulated fair value adjustment of Debt		(484,974)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debenture 9th issue - 2nd series | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		500,000
Loans, financing and debentures		(477,578)
Accumulated fair value adjustment of Debt		(477,578)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | BNDES Project VIII | Comgas [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		1,000,000
Loans, financing and debentures		(921,949)
Accumulated fair value adjustment of Debt		(921,949)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Debentures | Rumo S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount		5,530,408
Loans, financing and debentures		(5,359,574)	(1,281,278)
Accumulated fair value adjustment of Debt		149,491	(239,437)
Fair value hedges [member] | Interest rate Objects | Designated as Hedging Instruments [Member] | Senior notes due 2023 | Cosan S.A. [member]
Disclosure Of Foreign Currency Related Hedging Instruments And Interest Rate Swaps [Line Items]
Notional amount
Loans, financing and debentures			(569,466)
Accumulated fair value adjustment of Debt		R$ (188,083)	R$ (237,050)

[1]	In the subsidiary Comgás, the exposure of the BNDES Project VIII debt is substantially protected by the hedge contracted in July 2021, with a portion of less than 3% not protected and for practical purposes its segregation at amortized cost becomes irrelevant.